Other liabilities (Details) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($) [1]	Mar. 31, 2017 INR (₨)
Current
Accrued expenses	₨ 14,861		₨ 13,963
Employee benefits payable	3,927		4,416
Statutory dues payable	915		558
Deferred revenue	622		509
Advance from customers	360		310
Others	1,983		2,089
Current liabilities	22,668	$ 348	21,845
Non-current
Deferred revenue	2,697		3,166
Others	883		911
Non-current liabilities	₨ 3,580	$ 55	₨ 4,077

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))